Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Net loss	$ (157,806)	$ (64,840)	$ (68,873)
Other comprehensive earnings (loss), net of tax:
(Increase) decrease in minimum pension liability (net of deferred tax benefit (expense) of $38, $3,336 and ($1,055) respectively)	(57)	(5,005)	1,582
Total comprehensive loss	(157,863)	(69,845)	(67,291)
Comprehensive loss attributable to noncontrolling interest			37
Total comprehensive loss attributable to Barnes & Noble, Inc.	$ (157,863)	$ (69,845)	$ (67,254)